CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenues				¥ 4,218,946
Net interest income	¥ 1,113,337	$ 170,626	¥ 1,106,669	256,108
Net revenues	7,563,087	1,159,093	5,962,757	4,543,673
Operating expenses:
Origination and servicing expenses	(1,315,496)	(201,609)	(1,164,716)	(875,905)
Origination and servicing expenses-related party	(10,104)	(1,549)	(43,494)	(109,666)
Sales and marketing expenses	(482,859)	(74,001)	(720,333)	(710,754)
General and administrative expenses	(461,116)	(70,669)	(435,816)	(383,388)
Research and development expenses	(370,175)	(56,732)	(390,585)	(317,965)
Credit losses for quality assurance commitment	(2,007,968)	(307,735)
Provision for loans receivable	(463,175)	(70,985)	(299,504)	(192,749)
Provision for accounts receivable and other receivables	(144,661)	(22,170)	(261,882)	(106,652)
Total operating expenses	(5,255,554)	(805,450)	(3,316,330)	(2,697,079)
Other income (expenses)
Gain from quality assurance			98,405	510,894
Realized gain (loss) from financial guarantee derivatives			31,444	(157,244)
Fair value change of financial guarantee derivatives			(56,287)	272,057
Other income, net	116,469	17,850	136,491	148,356
Profit before income tax expenses	2,424,002	371,493	2,856,480	2,620,657
Income tax expenses	(455,421)	(69,796)	(481,962)	(151,206)
Net profit	1,968,581	301,697	2,374,518	2,469,451
Net loss (profit) attributable to non-controlling interest shareholders	4,119	631	(1,668)	(377)
Net profit	1,972,700	302,328	2,372,850	2,469,074
Net profit	1,968,581	301,697	2,374,518	2,469,451
Foreign currency translation adjustment, net of nil tax	(75,462)	(11,565)	12,110	43,293
Total comprehensive income	1,893,119	290,132	2,386,628	2,512,744
Total comprehensive loss (income) attributable to non-controlling interest shareholders	4,119	631	(1,668)	(377)
Total comprehensive income attributable to FinVolution Group	¥ 1,897,238	$ 290,763	¥ 2,384,960	¥ 2,512,367
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic | shares	1,477,162,991	1,477,162,991	1,525,814,189	1,498,780,165
Diluted | shares	1,491,325,420	1,491,325,420	1,552,423,060	1,599,592,231
Net profit per share - Basic | (per share)	¥ 1.34	$ 0.20	¥ 1.56	¥ 1.65
Net profit per share - Diluted | (per share)	¥ 1.32	$ 0.20	¥ 1.53	¥ 1.54
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 1,908,851	$ 292,544	¥ 3,310,875	¥ 2,919,234
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	672,981	103,139	1,200,373	922,797
Guarantee income [Member]
Operating revenue:
Operating revenues	3,386,032	518,932
Other Revenue [Member]
Operating revenue:
Operating revenues	¥ 481,886	$ 73,852	¥ 344,840	376,915
Changes in expected discretionary payment to investor reserve fund investors [Member]
Operating revenue:
Operating revenues				¥ 68,619
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net income (loss) per share
Net profit per share - Basic | (per share)	¥ 6.68	$ 1.02	¥ 7.78	¥ 8.24
Net profit per share - Diluted | (per share)	¥ 6.61	$ 1.01	¥ 7.64	¥ 7.72